Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (10-K) (Parenthetical) - USD ($)	Feb. 22, 2018	Aug. 02, 2013
Debt Instrument, Redemption [Line Items]
Convertible debt	$ 200,000
Debt conversion on converted shares	66,667
6% Secured Subordinate Convertible Notes [Member] | Seven Individual Accredited Investors [Member]
Debt Instrument, Redemption [Line Items]
Convertible debt percentage		6.00%
Convertible debt		$ 3,000,000
Convertible note payable term		18 months
Maturity date description		Extended the original note maturity by eighteen months from December 31, 2016 to June 30, 2018.